Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Notes Payable [Abstract]
Schedule of Future Maturities of Notes Payable

Future maturities of notes payable are as follows for the twelve months ended:

December 31,
2026	$6,973,557
2027	587
2028	609
2029	632
2030	656
Thereafter	21,177
Total	6,997,218
Less: unamortized discount	(1,685,934)
$5,311,284
Future maturities of notes payable are as follows as of:
March 31
2026	$2,593,557
2027	570
2028	592
2029	615
2030	638
Thereafter	21,672
Total	2,617,644
Less: unamortized discount	(3,032)
$2,614,612